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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
             Read instructions at end of Form before preparing Form.
                              Please print or type.

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  1.   Name and address of issuer:
       Aetna Series Fund, Inc.
       151 Farmington Avenue, TS41, Hartford, CT 06156
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  2.   Name of each series or class of funds for which this notice is filed:
       Select Class
       Adviser Class
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  3.   Investment Company Act File Number:
       811-6352
       Securities Act File Number:
       33-41694 and 33-85620
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  4.   Last day of fiscal year for which this notice is filed:
       October 31, 1996
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  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
       issuer's 24f-2 declaration:                                        _
                                                                         |_|
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  6. Date of termination of issuer's declaration under rule 24f-2(a)(i), if applicable (see Instruction A.6):
       N/A
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  7. Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
       0
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  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
       0
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  9.   Number and aggregate sale price of securities sold during the fiscal year:
       690,116,077 shares, $814,989,734
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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
       690,116,077 shares, $814,989,734
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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
       21,391,838 shares, $69,922,894
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12.  Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the fiscal year in
             reliance on rule 24f-2 (from Item 10):                                                 $    814,989,734
       (ii)  Aggregate price of shares issued in connection with dividend reinvestment plans
             (from Item 11, if applicable):                                                         +     69,922,894
      (iii)  Aggregate price of shares redeemed or repurchased during the fiscal year (if
             applicable):                                                                           -    871,314,325
       (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a
             reduction to filing fees pursuant to rule 24e-2 (if applicable):                       +              0
        (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (I), plus line (ii), less
             line (iii), plus line (iv))(if applicable):                                                  13,598,303
       (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other
             applicable law or regulation (see Instruction C.6):                                    x         1/3300
      (vii)  Fee due (line (I) or line (v) multiplied by line (vi)):                                        4,120.70
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Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year, See
              Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
       Informal and Other Procedures (17 CFR 202.3a).
                                                                                                          |X|
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
       December 27, 1996

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Susan E. Bryant
                           -------------------
                           Susan E. Bryant, Secretary


Date  December 27, 1996

   *Please print the name and title of the signing officer below the signature
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